SEGMENT INFORMATION (Details) ¥ in Thousands, $ in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2021 USD ($) segment	Jun. 30, 2021 CNY (¥) segment	Jun. 30, 2020 CNY (¥)	Jun. 30, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Segment Reporting Information [Line Items]
Net Revenue	$ 26,678	¥ 172,251	¥ 155,463	$ 46,751	¥ 301,856	¥ 245,742
Cost of revenues	(14,919)	(96,322)	(95,051)	(28,081)	(181,305)	(173,782)
GROSS PROFIT	11,759	75,929	60,412	18,670	120,551	71,960
Operating expenses:
Selling and marketing	(2,079)	(13,422)	(13,657)	(3,782)	(24,422)	(24,206)
General and administrative	(5,949)	(38,412)	(45,042)	(13,220)	(85,357)	(84,243)
Research and development	(582)	(3,757)	(1,567)	(868)	(5,602)	(2,698)
Total operating expenses	(8,610)	(55,591)	(60,266)	(17,870)	(115,381)	(111,147)
OPERATING INCOME (LOSS)	3,149	20,338	146	800	5,170	(39,187)
OTHER INCOME
Interest income	302	1,948	2,145	621	4,008	4,135
Foreign exchange gain (loss), net	(2)	(12)	9	31	203	35
Other (loss) income, net	(37)	(240)	146	(183)	(1,180)	1,552
Gain on sale of investment available for sale	73	474	530	189	1,221	1,056
Total other income	519	3,351	6,727	863	¥ 5,577	50,948
TOTAL ASSETS	$ 156,272			$ 156,272			¥ 1,008,972	¥ 1,049,717
Number of Reportable Segments | segment				2	2
Consolidated
Segment Reporting Information [Line Items]
Net Revenue					¥ 301,856	245,742
Cost of revenues					(181,305)	(173,782)
GROSS PROFIT					120,551	71,960
Operating expenses:
Selling and marketing					(23,261)	(22,072)
General and administrative					(60,502)	(56,233)
Research and development					(2,608)	(724)
Unallocated corporate expenses					(29,010)	(32,118)
Total operating expenses					(115,381)	(111,147)
OPERATING INCOME (LOSS)					5,170	(39,187)
OTHER INCOME
Interest income					1,327	1,630
Foreign exchange gain (loss), net						33
Other (loss) income, net					(1,475)	746
Gain (loss) from deregistration of subsidiaries					1,325	(92)
Gain on sale of investment available for sale					1,001	827
Unallocated corporate other income					3,399	47,804
Total other income					5,577	50,948
INCOME (LOSS) BEFORE INCOME TAX AND NON-CONTROLLING INTERESTS					10,747	11,761
TOTAL ASSETS							1,008,972
Segment assets
OTHER INCOME
TOTAL ASSETS							801,521
Unallocated corporate assets
OTHER INCOME
TOTAL ASSETS							207,451
K-12 Schools [Member]
Segment Reporting Information [Line Items]
Net Revenue		104,748	85,389		175,650	126,800
Cost of revenues					(97,886)	(74,542)
GROSS PROFIT					77,764	52,258
Operating expenses:
Selling and marketing					(1,163)	(580)
General and administrative					(22,371)	(18,270)
Research and development					(424)
Total operating expenses					(23,958)	(18,850)
OPERATING INCOME (LOSS)					53,806	33,408
OTHER INCOME
Interest income					725	218
Other (loss) income, net					(36)	(233)
Gain on sale of investment available for sale					1,001	827
Total other income					1,690	812
INCOME (LOSS) BEFORE INCOME TAX AND NON-CONTROLLING INTERESTS					55,496	34,220
TOTAL ASSETS							402,185
K-12 Schools [Member] | Segment assets
OTHER INCOME
TOTAL ASSETS							402,185
CP&CE Programs
Segment Reporting Information [Line Items]
Net Revenue		¥ 67,503	¥ 70,074		126,206	118,942
Cost of revenues					(83,419)	(99,240)
GROSS PROFIT					42,787	19,702
Operating expenses:
Selling and marketing					(22,098)	(21,492)
General and administrative					(38,131)	(37,963)
Research and development					(2,184)	(724)
Total operating expenses					(62,413)	(60,179)
OPERATING INCOME (LOSS)					(19,626)	(40,477)
OTHER INCOME
Interest income					602	1,412
Foreign exchange gain (loss), net						33
Other (loss) income, net					(1,439)	979
Gain (loss) from deregistration of subsidiaries					1,325	(92)
Total other income					488	2,332
INCOME (LOSS) BEFORE INCOME TAX AND NON-CONTROLLING INTERESTS					¥ (19,138)	¥ (38,145)
TOTAL ASSETS							399,336
CP&CE Programs | Segment assets
OTHER INCOME
TOTAL ASSETS							¥ 399,336